UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                 Investment Company Act file number (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                             615 E MICHIGAN STREET
                              --------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30, 2006
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Date of reporting period:  MARCH 31, 2006
                           --------------

ITEM 1. SCHEDULE OF INVESTMENTS.

THE LEONETTI FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
MARCH 31, 2006

       SHARES                                                         VALUE
       ------                                                         -----
               COMMON STOCKS - 42.9%
               BANKS - 6.0%
       8,000   Bank of America Corp.                              $   364,320
       8,000   Barclays PLC - ADR                                     374,400
                                                                  -----------
                                                                      738,720
                                                                  -----------
               CAPITAL GOODS - 7.1%
       8,000   Eaton Corp.                                            583,760
       5,000   United Technologies Corp.                              289,850
                                                                  -----------
                                                                      873,610
                                                                  -----------
               COMMERCIAL SERVICES & SUPPLIES - 1.0%
       3,000   Waste Connections, Inc. (a)<F1>                        119,430
                                                                  -----------
               CONSUMER DURABLES & APPAREL - 2.9%
       3,000   Irobot Corp. (a)<F1>                                    83,400
       8,000   Koninklijke Philips
                 Electronics NV - New York Shares                     269,200
                                                                  -----------
                                                                      352,600
                                                                  -----------

               DIVERSIFIED FINANCIALS - 3.0%
       3,000   Legg Mason, Inc.                                       375,990
                                                                  -----------
               FOOD & STAPLES RETAILING - 0.9%
       3,000   Central European Distribution Corp. (a)<F1>            115,350
                                                                  -----------
               FOOD BEVERAGE & TOBACCO - 2.5%
       8,000   Dean Foods Co. (a)<F1>                                 310,640
                                                                  -----------

               HEALTH CARE EQUIPMENT & SERVICES - 9.1%
       7,000   Aetna, Inc.                                            343,980
      10,000   Sunrise Senior Living, Inc. (a)<F1>                    389,700
       7,000   UnitedHealth Group, Inc.                               391,020
                                                                  -----------
                                                                    1,124,700
                                                                   ----------
               MATERIALS - 2.7%
       4,000   Ball Corp.                                             175,320
       3,000   RTI International Metals, Inc. (a)<F1>                 164,550
                                                                  -----------
                                                                      339,870
                                                                  -----------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
       8,000   Freescale Semiconductor, Inc. - Class A (a)<F1>        222,480
       6,000   Nvidia Corp. (a)<F1>                                   343,560
                                                                  -----------
                                                                      566,040
                                                                  -----------
               TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
       3,000   Agilent Technologies, Inc. (a)<F1>                     112,650
                                                                  -----------
               TRANSPORTATION - 2.2%
       4,000   Landstar System, Inc.                                  176,480
       5,000   Southwest Airlines Co.                                  89,950
                                                                  -----------
                                                                      266,430
                                                                  -----------
               TOTAL COMMON STOCKS (Cost $4,046,242)                5,296,030
                                                                  -----------

               INVESTMENT COMPANIES - 23.8%
               EXCHANGE TRADED FUNDS - 23.8%
       6,600   Financial Select Sector SPDR Fund                      214,830
       8,000   iShares MSCI Canada                                    189,040
       3,000   iShares MSCI Emerging Markets Index Fund               297,000
       8,000   iShares MSCI Japan Index Fund                          115,200
       7,000   iShares Russell 2000 Index Fund                        532,000
       2,000   iShares S&P Latin Americia 40                          280,440
       5,000   iShares S&P SmallCap 600 Index Fund                    326,150
       3,000   MidCap SPDR Trust Series I                             434,550
       8,000   Nasdaq-100 Index Tracking Stock                        335,520
      10,000   Technology Select Sector SPDR Fund                     221,600
                                                                  -----------
               TOTAL INVESTMENT COMPANIES (Cost $2,730,146)         2,946,330
                                                                  -----------

     PRINCIPAL
       AMOUNT
       ------
               CORPORATE BONDS - 13.0%
               TECHNOLOGY HARDWARE & EQUIPMENT - 8.1%
               Hewlett-Packard Co.
$  1,000,000       5.750%, 12/15/2006                               1,003,378
                                                                  -----------
               TELECOMMUNICATION SERVICES - 4.9%
               Verizon Global Funding Corp.
     600,000       6.125%, 06/15/2007                                 605,455
                                                                  -----------
               TOTAL CORPORATE BONDS (Cost $1,594,347)              1,608,833
                                                                  -----------
               U.S. TREASURY OBLIGATIONS - 12.9%
               U.S. TREASURY NOTES - 12.9%
     600,000       4.625%, 05/15/2006                                 600,094
   1,000,000       4.250%, 11/30/2007                                 990,743
                                                                  -----------
               TOTAL U.S. TREASURY
                 OBLIGATIONS (Cost $1,597,841)                      1,590,837
                                                                  -----------
               SHORT TERM INVESTMENTS - 4.1%
               US GOVERNMENT AGENCY ISSUES - 4.1%
     508,000   Federal Home Loan Bank Discount Note
                   4.455%, 4/3/2006                                   507,876
                                                                  -----------
               TOTAL SHORT TERM INVESTMENTS (Cost $507,876)           507,876
                                                                  -----------
               TOTAL INVESTMENTS  (COST $10,476,452) - 96.7%       11,949,906
               Other Assets in Excess of Liabilities - 3.3%           413,939
                                                                  -----------
               TOTAL NET ASSETS - 100.0%                          $12,363,845
                                                                  -----------
                                                                  -----------

ADR       American Depositary Receipt
(a)<F1>   Non Income Producing Security

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*<F2>:

     Cost of Investments                                        $10,476,452
     Gross unrealized appreciation                              $ 1,489,225
     Gross unrealized depreciation                              $   (15,771)
                                                                -----------
     Net unrealized appreciation                                $ 1,473,454

*<F2> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FOR CERTAIN FEDERAL INCOME TAX INFORMATION, AS WELL AS OTHER INFORMATION REGARDING SECURITIES VALUATION AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FOOTNOTES TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the President and the Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title) /s/Robert M. Slotky
                              -------------------
                              Robert M. Slotky, President

     Date  May 22, 2006
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Robert M. Slotky
                              -------------------
                              Robert M. Slotky, President

     Date  May 22, 2006
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     By (Signature and Title) /s/Eric W. Falkeis
                              ------------------
                              Eric W. Falkeis, Treasurer

     Date  May 26, 2006
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